PRINCIPAL ACCOUNTING POLICIES - Property, plant and equipment, net (Details)		12 Months Ended
	Jan. 01, 2023	Dec. 31, 2022	Dec. 31, 2025
PRINCIPAL ACCOUNTING POLICIES
Percentage of estimated residential value	5	10
Buildings
PRINCIPAL ACCOUNTING POLICIES
Property, plant and equipment, estimated useful life			20 years
Machinery and equipment
PRINCIPAL ACCOUNTING POLICIES
Reviewed estimate of useful life	6 years	10 years
Machinery and equipment | Minimum
PRINCIPAL ACCOUNTING POLICIES
Property, plant and equipment, estimated useful life			3 years
Machinery and equipment | Maximum
PRINCIPAL ACCOUNTING POLICIES
Property, plant and equipment, estimated useful life			10 years
Furniture, fixture and office equipment | Minimum
PRINCIPAL ACCOUNTING POLICIES
Property, plant and equipment, estimated useful life			3 years
Furniture, fixture and office equipment | Maximum
PRINCIPAL ACCOUNTING POLICIES
Property, plant and equipment, estimated useful life			5 years
Motor vehicles | Minimum
PRINCIPAL ACCOUNTING POLICIES
Property, plant and equipment, estimated useful life			4 years
Motor vehicles | Maximum
PRINCIPAL ACCOUNTING POLICIES
Property, plant and equipment, estimated useful life			5 years